Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Payables in respect of research and development expenses	$ 4,471	$ 5,435
Accrued salaries and bonuses	2,166	2,475
Accrued other expenses	1,025	1,662
Deposit received for a potential out-licensing drug patent (note)	1,000	1,000
Other payables	500	1,103
Total	$ 9,162	$ 11,675